Non-Current Provisions And Other Non-Current Liabilities	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Non-Current Provisions And Other Non-Current Liabilities

B.12. NON-CURRENT PROVISIONS AND OTHER NON-CURRENT LIABILITIES

The line item Non-current provisions and other non-current liabilities comprises the following:

(€ million)	June 30, 2024 (6 months)	June 30, 2023 (6 months)	December 31, 2023 (12 months)
Provisions	5,918	5,018	5,262
Other non-current liabilities (a)	2,301	2,070	2,340
Total	8,219	7,088	7,602
(a) Includes €1,970 million at June 30, 2024 relating to the liability for royalties payable to Sobi on net sales of Beyfortus in the United States. Given the method used to calculate royalties payable, an increase or decrease in sales forecasts would lead to a proportionate change in the amount of the liability. The nominal value of payments estimated to be due within more than one year but less than five years is €1,147 million; the nominal value of payments estimated to be due after more than five years is €2,679 million.

The table below shows movements in provisions:

(€ million)	Provisions for pensions & other post-employment benefits		Provisions for other long-term benefits	Restructuring provisions	Other provisions	Total
Balance at January 1, 2024	2,214		718	554	1,776	5,262
Increases in provisions and other liabilities	72	(a)	89	581	559	1,301
Provisions utilized	(78)	(a)	(65)	(11)	(76)	(230)
Reversals of unutilized provisions	(63)	(a)	1	(4)	(53)	(119)
Transfers (b)	75		—	(173)	(24)	(122)
Net interest related to employee benefits, and unwinding of discount	37		3	9	11	60
Currency translation differences	18		13	(47)	17	1
Actuarial gains and losses on defined-benefit plans (B.12.1.)	(235)		—	—	—	(235)
Balance at June 30, 2024	2,040		759	909	2,210	5,918
(a)    In the case of “Provisions for pensions and other post-employment benefits”, the “Increases in provisions” line corresponds to rights vesting in employees during the period, and past service cost; the “Provisions utilized” line corresponds to contributions paid into pension funds and to beneficiaries; and the “Reversals of unutilized provisions” line corresponds to plan curtailments, settlements and amendments.
(b) Mainly transfers to the line “Current provisions and other current liabilities”.

Provisions for pensions and other post-employment benefits
For an analysis of the sensitivity of obligations in respect of pensions and other employee benefits as of December 31, 2023, and of the assumptions used as of that date, see Note D.19.1. to the consolidated financial statements for the year ended December 31, 2023.
The principal assumptions used (in particular, changes in discount and inflation rates and in the market value of plan assets) for the eurozone, the United States and the United Kingdom were reviewed as of June 30, 2024 to take into account changes during the first half of the year.
Actuarial gains and losses arising on pensions and other post-employment benefits and recognized in equity are as follows (amounts reported before tax):

(€ million)	June 30, 2024 (6 months)		June 30, 2023 (6 months)		December 31, 2023 (12 months)
Actuarial gains/(losses) on plan assets	(138)		34		(208)
Actuarial gains/(losses) on benefit obligations	373	(a)	99	(b)	379
(a)Includes the effects of (i) the change in discount rates (in a range between +0.40% and +0.65%) and (ii) the change in the inflation rate in the United Kingdom (+0.10%) in the first half of 2024.
(b)Includes the effects of (i) the change in discount rates (in a range between -0.15% and +0.40%) and (ii) the change in the inflation rate in the eurozone (-0.10%) in the first half of 2023.